SHARE-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 9 — SHARE-BASED COMPENSATION

2023 Equity Incentive Plan

The Company maintains the 2023 Equity Incentive Plan (the “2023 Plan”) and previously maintained the 2019 Equity Incentive Plan (the “2019 Plan”) and 2018 Omnibus Incentive Plan (the “2018 Plan”). Following stockholder approval in December 2023, any shares then available for future grant under the 2019 Plan and 2018 Plan were allocated to the 2023 Plan and no further grants could be made under the 2018 Plan and the 2019 Plan. In December 2024, stockholders approved a proposal to amend the 2023 Plan to increase shares available for grant under the 2023 Plan by 1,520,000 shares. As of March 31, 2026, 271,721 shares remained issuable under the 2023 Plan.

2024 Inducement Plan

On February 28, 2024, the Board approved the Company’s 2024 Inducement Plan (the “Inducement Plan”). Pursuant to the Inducement Plan and Nasdaq Listing Rule 5635(c)(4), the Company is permitted to grant equity awards as an inducement material to an individual’s entering into employment with the Company, subject to certain conditions (“Inducement Grants”). In November 2024, the Board reduced the number of shares available to be issued under the Inducement Plan to one share. In the second quarter of 2025 and first quarter of 2026, 111,250 and 3,750 shares, respectively, were returned to the Inducement Plan as a result of forfeited equity awards. As of March 31, 2026, 115,001 shares were available for future Inducement Grants.

2019 Employee Share Purchase Plan

The Company has adopted the ESPP pursuant to which qualified employees (as defined in the ESPP) may elect to purchase designated shares of the Company’s common stock at a price equal to 85% of the lesser of the fair market value of the common stock at the beginning or end of each semi-annual share purchase period (“Purchase Period”). Employees are permitted to purchase the number of shares purchasable with up to 15% of the earnings paid (as such term is defined in the ESPP) to each of the participating employees during the Purchase Period, subject to certain limitations under Section 423 of the U.S. Internal Revenue Code.

As of March 31, 2026, 62,419 shares remained available for grant under the ESPP.

For the three months ended March 31, 2026 and 2025, no shares were purchased by employees pursuant to the ESPP.

Options granted to employees and directors:

For the three months ended March 31, 2026, no options or RSUs were granted to employees and directors.

Stock-based compensation expenses:

The following table illustrates the effect of stock-based compensation on the line items on the unaudited condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended March 31,
(in thousands)	2026	2025
Research and development	$81	$126
General and administrative	393	637
Total	$474	$763

NOTE 13 — SHARE-BASED COMPENSATION

2023 Equity Incentive Plan

The Company maintains the 2023 Equity Incentive Plan (the “2023 Plan”) and previously maintained the 2019 Equity Incentive Plan (the “2019 Plan”) and 2018 Omnibus Incentive Plan (the “2018 Plan”). Following stockholder approval in December 2023, any shares then available for future grant under the 2019 Plan and 2018 Plan were allocated to the 2023 Plan and no further grants could be made under the 2018 Plan and the 2019 Plan. In December 2024, stockholders approved a proposal to amend the 2023 Plan to further increase shares available for grant under the 2023 Plan by 1,520,000 shares. As of December 31, 2025, 188,100 shares remained issuable under the 2023 Plan.

2024 Inducement Plan

On February 28, 2024, the Board approved the Company’s 2024 Inducement Plan (the “Inducement Plan”). Pursuant to the Inducement Plan and Nasdaq Listing Rule 5635(c)(4), the Company is permitted to grant equity awards as an inducement material to an individual’s entering into employment with the Company, subject to certain conditions (“Inducement Grants”). In November 2024, the Board reduced the number of shares available to be issued under the Inducement Plan to one share. During 2025, 111,250 shares were returned to the Inducement Plan as a result of forfeited equity awards. As of December 31, 2025, there were 111,251 shares available for future Inducement Grants, which includes shares underlying Inducement Grants that were forfeited.

2019 Employee Share Purchase Plan

The Company has adopted the ESPP pursuant to which qualified employees (as defined in the ESPP) may elect to purchase designated shares of the Company’s common stock at a price equal to 85% of the lesser of the fair market value of the common stock at the beginning or end of each semi-annual share purchase period (“Purchase Period”). Employees are permitted to purchase the number of shares purchasable with up to 15% of the earnings paid (as such term is defined in the ESPP) to each of the participating employees during the Purchase Period, subject to certain limitations under Section 423 of the U.S. Internal Revenue Code.

As of December 31, 2025, 62,419 shares remained available for grant under the ESPP.

During the years ended December 31, 2025 and 2024, 24,703 and 14,080 shares were purchased by employees pursuant to the ESPP, respectively.

Options and Restricted Stock Units (“RSUs”) granted to employees and directors

For the years ended December 31, 2025 and 2024, the Company granted options and RSUs to employees and directors as follows:

	Year ended December 31, 2025
	Award	Exercise	Vesting
	amount	price range	period	Expiration
Options	1,662,500	$0.38 - $2.77	1 year - 4 years	10 years

	Year ended December 31, 2024
	Award	Exercise	Vesting
	amount	price range	period	Expiration
Options	870,000	$1.96 - $2.40	1 year - 4 years	10 years
RSUs	435,000	—	4 years	—

During the year ended December 31, 2025 and December 31, 2024, the fair value of options and RSUs granted to employees and directors was $3.6 million and $2.6 million, respectively. The fair value of RSUs granted is based on the share price on grant date. One share of common stock will be issued upon settlement of each RSU that vests.

The fair value of each option granted is estimated using the Black-Scholes option pricing method. The volatility is based on a combination of historical volatilities of companies in comparable stages as well as companies in the industry, by statistical analysis of daily share pricing model. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms. The Company’s management uses the expected term of each option as its expected life. The expected term of the options granted represents the period of time that granted options are expected to remain outstanding and is based on the simplified method. Under the simplified method, the expected life of an option is presumed to be the midpoint between the vesting date and the end of the contractual term. The Company used the simplified method due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options.

The underlying data used for computing the fair value of the options are as follows:

Year ended December 31,
	2025	2024
Exercise price	$0.38 - $2.77	$1.96-$2.40
Dividend yield	—%	—%
Expected volatility	101.91% - 104.79%	104.00% - 105.73%
Risk-free interest rate	4.19% - 4.58%	3.95% - 4.32%
Expected term	6 years	6 years

Summary of outstanding and exercisable options and RSUs

The following table summarizes stock option activity for the year ended December 31, 2025:

		Weighted
	Number of	Average
	options	Exercise Price
Outstanding at December 31, 2024	1,584,304	$19.65
Granted	1,662,500	2.61
Forfeited	(220,641)	2.17
Expired	(75,601)	61.59
Outstanding at December 31, 2025	2,950,562	$10.28
Exercisable at December 31, 2025	838,339	$29.66

The weighted average grant date fair value of options granted during the years ended December 31, 2025 and 2024 was $3.6 million and $1.6 million, respectively. The weighted average remaining contractual term of outstanding and exercisable options as of December 31, 2025 was 8.40 years and 7.27 years, respectively. Total unrecognized share-based compensation for options as of December 31, 2025 was $3.6 million, which is expected to be recognized over a weighted average period of 2.83 years.

The intrinsic value of outstanding options was $16.0 thousand as of December 31, 2025. There was no intrinsic value of exercisable options as of December 31, 2025.

The following table summarizes RSU activity for the year ended December 31, 2025:

		Weighted Average
	Number of	Grant Date
	RSUs	Fair Value
Outstanding at December 31, 2024	750,715	$2.77
Vested	(299,609)	3.10
Forfeited	(190)	10.99
Outstanding at December 31, 2025	450,916	$2.54

The weighted average remaining contractual term of outstanding RSUs as of December 31, 2025 was 1.19 years. Total unrecognized compensation expense related to the unvested portion of the RSUs at December 31, 2025 was $1.1 million, which is expected to be recognized over a weighted average period of 2.12 years.

Share-based compensation expenses

The following table illustrates the allocation of share-based compensation expense on the line items on the statements of operations and comprehensive loss:

	Year ended December 31,
(in thousands)	2025	2024
Research and development	$364	$548
General and administrative	1,944	2,755
Total	$2,308	$3,303